Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of employee option activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2021	24,250	$3.45	1.24	$380
Granted	80,000	-
Exercised	(38,000)	1.12
Forfeited	-

Outstanding at December 31, 2021	66,250	$0.45	7.96	$1,360

Exercisable at December 31, 2021	26,250	$1.03	6.95	$522

Schedule of options outstanding
Exercise price	Options outstanding	Weighted average remaining contractual life (years)	Options exercisable	Weighted average exercise price of exercisable options
In $
0	60,000	1.60	20,000	$0
4.32	6,250	8.62	6,250	$4.32
	66,250	7.96	26,250	$1.03

Schedule of accumulated other comprehensive income (loss)
	December 31,
	2021	2020	2019
Accumulated realized and unrealized gain (loss) on available-for-sale securities, net	$-	$-	$1
Accumulated foreign currency translation adjustments	9,268	7,809	(351)
Accumulated unrealized gain on derivative instruments, net	26	26	26

Total other comprehensive income (loss)	$9,294	$7,835	$(324)